Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 715,058	$ 1,123,095
Short term investments	9,951,194	14,257,394
Total	$ 10,666,252	$ 15,380,489